Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying And Fair Values Of Financial Instruments [Abstract]
Held-to-maturity debt securities, Amortized Cost	$ 35,265	$ 427
Deposits	1,033,041	1,010,430
Long-term Debt	372,265	448,431
Carrying Value [Member]
Carrying And Fair Values Of Financial Instruments [Abstract]
Held-to-maturity debt securities, Amortized Cost	35,265	427
Loans	870,520	876,739
Deposits	1,033,041	1,010,430
Long-term Debt	372,265	448,431
Fair Value [Member]
Carrying And Fair Values Of Financial Instruments [Abstract]
Held-to-maturity debt securities, Amortized Cost	35,442	427
Loans	843,392	861,695
Deposits	1,033,248	1,010,460
Long-term Debt	$ 343,211	$ 441,672